Lease Liabilities - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Lease Liabilities
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Interest expense	$ 7,068